Note 25 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade payables	$ 2,939	$ 2,851
Electricity accrual	5,827	1,685
Audit fee	231	173
Other payables	584	343
Financial liabilities	9,581	5,052
VAT payable and other taxes		242
Production and management bonus accrual – Blanket Mine	789	1,156
Other employee benefits	552	123
Leave pay	1,738	1,504
Non-financial liabilities	3,079	3,025
Total	$ 12,660	$ 8,077